Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	$ 726	$ 974
Restricted cash equivalents	113	194
Investment in ABCP		60
Accounts receivable	6,878	6,165
Severance investments	4	3
Long-term receivables included in other assets [note 13]	180	229
Total	7,901	7,625
Financial liabilities
Bank indebtedness [note 16]	259	623
Long-term debt (including portion due within one year)	3,303	2,533
Accounts payable	6,299	5,430
Other Liabilities, Total	9,861	8,586
Other assets	101	18
Other accrued liabilities	(49)	(195)
Liabilities, Net Amounts	(2)	(178)
Foreign Exchange Contract [Member]
Financial liabilities
Liabilities, Net Amounts	52	(177)
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Financial liabilities
Other assets	55	12
Other Assets [Member] | Foreign Exchange Contract [Member]
Financial liabilities
Other assets	46	6
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Financial liabilities
Other accrued liabilities	(32)	(134)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Financial liabilities
Other accrued liabilities	(17)	(61)
Bank Indebtedness [Member]
Financial liabilities
Bank indebtedness [note 16]	9	8
Commercial Paper [Member]
Financial liabilities
Bank indebtedness [note 16]	$ 250	$ 615